Equity and Divestitures - Schedule of Statement of Financial Position (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mercos [Member]
Schedule of Summarized Statement of Financial Position [Line Items]
Beginning Balance	R$ 3,039	R$ 3,853
Non-controlling interest arising on disposal of interest on Mercos			4,207
Share of profit for the year	5,370	4,359	202
Payment of dividends	(1,228)	(5,173)	(556)
Ending Balance	7,181	3,039	3,853
Smart NX [Member]
Schedule of Summarized Statement of Financial Position [Line Items]
Beginning Balance	1,290
Initial recognition		706
Share of profit for the year	2,594	2,490
Payment of dividends	(2,192)	(1,906)
Ending Balance	R$ 1,692	R$ 1,290